                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-08995

                         THE NAVELLIER MILLENNIUM FUNDS
                          One East Liberty, Third Floor
                                Reno Nevada 89501
                                 1-800-887-8671

                               Agent for Service:
                                SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111

Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31, 2006

Date of Reporting Period:  December 31, 2006

Item 1. Reports to Stockholders

                           NAVELLIER MILLENNIUM FUNDS


                               2006 ANNUAL REPORT



                                                  Top 20 Portfolio
                                                  International Growth Portfolio


                                   [GRAPHIC]




                                                                     [NAVELLIER
                                                     Calculated Investing Logo]

                                                ANNUAL REPORT, December 31, 2006
                                                      NAVELLIER MILLENNIUM FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

Dear Shareholder,

       Many of the stocks in our portfolios finished the year on a strong note, especially the smaller capitalization accounts, thanks to an early "January effect," when micro and small capitalization stocks naturally surge on rising trading volume. New pension funding tends to make January one of the highest months in trading volume. Additionally, fourth quarter earnings were expected to have an impressive effect, since they would represent the 19th quarter in a row of double-digit earnings growth for the S&P 500. New pension funding usually persists through April 15th, so the stock market will likely benefit from significant inflows for the next few months.

       Ironically, the stock market was not that focused on earnings for much of 2006, especially as bond yields fell and many investors chased high dividend yielding stocks. Our International Growth Portfolio captured excellent returns in 2006, returning 23.01% for the year versus 26.86% for the E.A.F.E. Index. Significantly, for the past three years, international mutual funds outsold domestic funds by more than 3 to 1. Due to Sarbanes-Oxley, the number of international stocks trading in the U.S. has fallen, yet this is where the bulk of the money is flowing.





(LINE GRAPH -- TOP 20 PORTFOLIO - CLASS A SHARES)

                                                                RUSSELL 3000
                          TOP 20 PORTFOLIO     RUSSELL 3000        GROWTH
                          ----------------     ------------     ------------


9/30/1998                       10000              10000           10000
12/31/1998                      12550              12143           12649
6/30/1999                       16960              13522           13992
12/31/1999                      22077              14681           16927
6/30/2000                       25680              14821           17610
12/31/2000                      20300              13585           13132
6/30/2001                       17547              12755           11393
12/31/2001                      16059              12028           10555
6/30/2002                       14651              10554            8387
12/31/2002                      10579               9437            7596
6/30/2003                       12621              10636            8620
12/31/2003                      14974              12369            9948
6/30/2004                       14472              12813           10242
12/31/2004                      15475              13847           10637
6/30/2005                       15128              13845           10437
12/31/2005                      16967              14694           11187
6/30/2006                       17516              15169           11152
12/31/2006                      17432              17005           12247


                                TOP 20 PORTFOLIO



 TOTAL RETURNS
      FOR
PERIODS ENDED                     RUSSELL
 DECEMBER 31,                      3000          RUSSELL
     2006*          FUND          GROWTH          3000
--------------  ------------   ------------   ------------

One Year             2.74%          9.46%         15.72%
Annualized
  Five Year          1.65%          3.02%          7.17%
Annualized
  Since
  Inception**        6.97%          2.48%          6.64%
Value of a
  $10,000
  investment
  over Life of
  Fund**           $17,432        $12,247        $17,005

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
  Past performance is not predictive of future performance.
**Inception September 30, 1998





(LINE GRAPH -- INTERNATIONAL GROWTH PORTFOLIO - CLASS A SHARES)

                            INTERNATIONAL GROWTH                  EAFE GROWTH
                                  PORTFOLIO         EAFE INDEX       INDEX
                            --------------------    ----------    -----------


9/5/00                            10000.00           10000.00       10000.00
9/30/00                            9158.00            9408.00        9339.00
12/31/00                           7310.00            9162.00        8659.00
6/30/01                            6612.00            7841.00        7058.00
12/31/01                           5893.00            7219.00        6546.00
6/30/02                            6283.00            7119.00        6408.00
12/31/02                           5232.00            6088.00        5514.00
6/30/03                            5861.00            6687.00        5918.00
12/31/03                           7106.00            8472.00        7305.00
6/30/04                            7305.00            8884.00        7503.00
12/31/04                           8121.00           10224.00        8508.00
6/30/05                            8038.00           10137.00        8384.00
12/31/05                           9305.00           11657.00        9669.00
6/30/06                           10018.00           12881.00       10592.00
12/31/06                          11446.00           14787.00       11863.00




                         INTERNATIONAL GROWTH PORTFOLIO



 TOTAL RETURNS
      FOR
PERIODS ENDED                                                        EAFE
 DECEMBER 31,                                  EAFE                 GROWTH
     2006*                FUND                 INDEX                 INDEX
--------------           -------              -------               -------

One Year                  23.01%               26.86%                22.69%
Annualized
  Five Year               14.20%               15.43%                12.63%
Annualized
  Since
  Inception**              2.16%                6.38%                 2.74%
Value of a
  $10,000
  investment
  over Life of
  Fund**                 $11,446              $14,787               $11,863

* The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.
**Inception September 5, 2000

       As the Navellier methodology has an intentional bias toward stocks of exceptionally high quality, when the market tilts toward favoring more speculative stocks, the portfolios' performance will suffer. Our domestic equity portfolios underperformed, but we believe that our investors would not want us to compromise our methods to take advantage of short-lived market anomalies. The Top 20 Portfolio returned 2.74% for the year, versus 9.46% for the Russell 3000 Growth Index. We encourage our clients to have patience as historically typical market relationships begin to reassert themselves in 2007. Since bond yields have risen slightly, Wall Street is likely to focus on earnings growth. As always, the odds are in our favor with our respective growth portfolios.

       Representing about 70% of the U.S. economy, consumer spending is now driving it, and the recent surge in consumer confidence paints an optimistic outlook, although some of the remaining components, the manufacturing and housing sectors, are still ebbing. Now that inflation (based on the CPI and PCE) has essentially evaporated, the Fed might cut key interest rates in the upcoming months. The dramatic decline in crude oil prices since the start of the year is also a good sign. Fed Chairman Bernanke has earned Wall Street's respect by successfully engineering a "soft" economic landing. Bernanke is definitely a pro-growth Fed Chairman, so a rate cut is becoming increasingly likely in the upcoming months.

       Some of our strongest years have been 1987 (until October), 1991, 1995, 1999, and 2003, so we are quite optimistic about the overall stock market and especially our growth portfolios in 2007. The mainstream news media are usually less critical of an incumbent President, probably the best theory why the stock market tends to perform so well every four years during the third year of a Presidential term. Many investors are keenly aware of this cycle and are returning to the stock market, especially as alternative investments in commodities and real estate falter. Stocks remain grossly undervalued relative to bonds, so we believe that investors will likely continue to return to the stock market in 2007.

       We have been in a very defensive, value-oriented stock market for the past seven years. Clearly, the U.S. economy is accelerating again, thanks to strong, confident consumers. Hedge funds are also turning to the stock market to help boost their respective returns. Growth stocks, such as those in our portfolios, are expected to shine this year.

       The corporate earnings environment remains strong, and price-to-earnings ratios remain extremely low relative to interest rates and by many historical standards. In our opinion, since growth stocks are at their best valuations in over a decade, the stock market has a lot of upside potential without much downside risk. International stocks also remain very hot. An accommodative Fed may also provide the U.S. economy with an additional boost in the upcoming months, especially if inflation news remains positive. Overall, we are very optimistic about the outlook for 2007.

       We encourage you to visit our new website at www.navellier.com for regular updates on the funds and for our free weekly market commentary, Marketmail.

Sincerely,




-s- Louis G. Navellier                      -s- James H. O'Leary
LOUIS G. NAVELLIER                          JAMES H. O'LEARY, CFA
Chief Investment Officer/CEO                Portfolio Manager

-s- Michael Garaventa                       -s- Arjen Kuyper
MICHAEL GARAVENTA                           ARJEN KUYPER
Portfolio Manager                           President/COO

-s- PHILLIP MITTELDORF
PHILLIP MITTELDORF
Assistant Portfolio Manager

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006

TOP 20 PORTFOLIO


(BAR CHART)

Oil/Gas          10.1
Insurance         9.9
Pharmaceutic-
  als             5.8
Electronic
  Instruments
  & Controls      5.5
Media             5.4
Personal
  Services        5.3
Internet
  Software
  Services        5.2
Electronics       5.2
Metals            5.0
Business
  Services        4.9
Miscellaneous
  Fabricated
  Products        4.8
Medical
  Supplies        4.8
Energy            4.8
Transportation    4.7
Real Estate
  Operations      4.6
Financial
  Services        4.5
Telecommunic-
  ations
  Equipment &
  Services        4.1
Consumer
  Products &
  Services        3.6
Short-Term
  Investments     1.8






--------------------------------------------------------------------------
  Shares                                                      Market Value
--------------------------------------------------------------------------



COMMON STOCKS -- 99.0%


BUSINESS SERVICES -- 4.9%
   6,768    Watson Wyatt Worldwide, Inc.                      $ $305,575
                                                              ----------

CONSUMER PRODUCTS & SERVICES -- 3.7%
   7,139    Archer-Daniels-Midland Co.                           228,162
                                                              ----------

ELECTRONIC INSTRUMENTS & CONTROLS -- 5.6%
   6,225    Garmin Ltd.                                          346,484
                                                              ----------

ELECTRONICS -- 5.2%
   7,019    International Game Technology                        324,278
                                                              ----------

ENERGY -- 4.8%
  11,853    Avista Corp.                                         299,999
                                                              ----------

FINANCIAL SERVICES -- 4.5%
   1,403    Goldman Sachs Group                                  279,688
                                                              ----------

INSURANCE -- 10.1%
   7,462    Loews Corp.                                          309,449
   7,019    Philadelphia Consolidated Holding Corp.*             312,767
                                                              ----------
                                                                 622,216
                                                              ----------

INTERNET SOFTWARE SERVICES -- 5.2%
   6,108    Akamai Technologies, Inc.*                           324,457
                                                              ----------

MEDIA -- 5.5%
  13,661    The DIRECTV Group, Inc.*                             340,705
                                                              ----------

MEDICAL SUPPLIES -- 4.8%
   4,100    Laboratory Corporation of America Holdings*          301,227
                                                              ----------

METALS -- 5.0%
   8,438    Ladish Co., Inc.*                                    312,881
                                                              ----------

MISCELLANEOUS FABRICATED PRODUCTS -- 4.8%
   6,809    Chaparral Steel Co.                                  301,434
                                                              ----------

OIL/GAS -- 10.3%
  13,749    Covanta Holding Corp.*                               303,028
   3,871    Veritas DGC, Inc.*                                   331,475
                                                              ----------
                                                                 634,503
                                                              ----------

PERSONAL SERVICES -- 5.4%
   5,277    Nutri/System, Inc.*                                  334,509
                                                              ----------

PHARMACEUTICALS -- 5.8%
   6,266    Celgene*                                             360,483
                                                              ----------

REAL ESTATE OPERATIONS -- 4.6%
   6,000    Brookfield Asset Management, Inc.                    289,080
                                                              ----------

TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 4.1%
  19,423    Qiao Xing Universal Telephone, Inc.*                 256,189
                                                              ----------

TRANSPORTATION -- 4.7%
   3,186    Lockheed Martin Corp.                                293,335
                                                              ----------

TOTAL COMMON STOCKS (COST $5,547,001)                          6,155,205
                                                              ----------

SHORT-TERM INVESTMENTS -- 1.6%

MONEY MARKET FUNDS -- 0.0%
   1,018    FBR Fund for Government Investors                      1,018
                                                              ----------

GOVERNMENT AGENCY OBLIGATIONS -- 1.6%
  99,000    Federal Farm Credit Discount Note 4.80% due
              1/02/07                                             98,947
                                                              ----------

TOTAL SHORT-TERM INVESTMENTS (COST $99,965)                       99,965
                                                              ----------

TOTAL INVESTMENTS -- 100.6%
  (COST $5,646,966)                                            6,255,170

Liabilities in Excess of Other Assets -- (0.6%)                  (37,628)
                                                              ----------

NET ASSETS -- 100.0%                                          $6,217,542
                                                              ==========




-----------------

* Non-income producing.

ADR -- American Depositary Receipts


                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006

INTERNATIONAL GROWTH PORTFOLIO


(BAR CHART)

Telecommunic-
  ations
  Equipment
  & Services     13.6
Food,
  Beverage &
  Tobacco         9.9
Computer
  Equipment,
  Software &
  Services        7.6
Pharmaceutic-
  als             7.0
Oil/Gas           7.0
Automobiles       5.8
Insurance         5.5
Semiconductors    5.0
Banking           4.8
Electronics       4.7
Building
  Materials &
  Products        3.5
Industrial        3.1
Biotechnology
  & Drugs         2.9
Utilities         2.6
Financial
  Services        2.4
Engineering
  Services        2.3
Electric
  Services        2.1
Courier
  Services        2.0
Chemicals -
  Diversified     2.0
Tools &
  Hardware        1.8
Electronic
  Instruments
  & Controls      1.5
Healthcare
  Facilities      1.3
Railroads         1.2
Short-Term
  Investments     0.4






-----------------------------------------------------------------------
Shares                                                    Market Value
-----------------------------------------------------------------------


COMMON STOCKS -- 100.9%


AUTOMOBILES -- 5.9%
 1,679   Fiat S.p.A. ADR (Italy)*                          $  $32,203
 1,159   HONDA MOTOR CO., LTD. ADR (Japan)                     45,827
 1,556   Tata Motors Ltd. ADR (India)                          31,789
                                                           ----------
                                                              109,819
                                                           ----------

BANKING -- 4.8%
   227   Deutsche Bank AG (Germany)                            30,245
   257   HSBC Holdings plc ADR (Britain)                       23,554
   605   UBS AG ADR (Switzerland)                              36,500
                                                           ----------
                                                               90,299
                                                           ----------

BIOTECHNOLOGY & DRUGS -- 2.9%
   656   Novo-Nordisk ADR (Denmark)                            54,861
                                                           ----------

BUILDING MATERIALS AND PRODUCTS -- 3.5%
   820   Cemex S.A. de C.V. ADR (Mexico)*                      27,741
 1,395   Chicago Bridge & Iron Co. N.V. ADR
           (Netherlands)                                       38,139
                                                           ----------
                                                               65,880
                                                           ----------

CHEMICALS -- DIVERSIFIED -- 2.0%
   612   Akzo Nobel N.V. ADR (Netherlands)                     37,252
                                                           ----------

COMPUTER EQUIPMENT, SOFTWARE & SERVICES -- 7.7%
 1,779   Logitech International S.A. ADR
           (Switzerland)*                                      50,862
   857   NDS Group plc ADR (Britain)*                          41,385
   985   SAP AG ADR (Germany)                                  52,303
                                                           ----------
                                                              144,550
                                                           ----------

COURIER SERVICES -- 2.0%
   885   TNT NV ADR (Netherlands)                              38,126
                                                           ----------

ELECTRIC SERVICES -- 2.1%
   755   Enel S.p.A. ADR (Italy)                               38,958
                                                           ----------

ELECTRONIC INSTRUMENTS & CONTROLS -- 1.5%
   517   Garmin Ltd. (Cayman Islands)                          28,776
                                                           ----------

ELECTRONICS -- 4.7%
   861   Canon, Inc. ADR (Japan)                               48,724
 1,973   Matsushita Electric Industrial Co., Ltd. ADR
           (Japan)                                             39,638
                                                           ----------
                                                               88,362
                                                           ----------

ENGINEERING SERVICES -- 2.3%
 2,420   ABB Ltd. ADR (Switzerland)                            43,512
                                                           ----------

FINANCIAL SERVICES -- 2.4%
   966   Lazard, Ltd. (Bermuda)                                45,730
                                                           ----------

FOOD, BEVERAGE, & TOBACCO -- 10.1%
   675   British American Tobacco plc ADR (Britain)            38,246
   575   Diageo plc ADR (Britain)                              45,603
 1,074   Groupe Danone ADR (France)                            35,012
   633   Sodexho Alliance SA (France)                          39,581
   434   Wimm-Bill-Dann Foods ADR (Russia)                     28,883
                                                           ----------
                                                              187,325
                                                           ----------

HEALTHCARE FACILITIES -- 1.4%
   575   Fresenius Medical Care AG & Co. KGaA ADR
           (Germany)                                           25,547
                                                           ----------

INDUSTRIAL -- 3.2%
   812   BHP Billiton Ltd. ADR (Australia)                     32,277
   578   KUBOTA CORP. ADR (Japan)                              26,860
                                                           ----------
                                                               59,137
                                                           ----------

INSURANCE -- 5.6%
   930   Axa ADR (France)                                      37,507
   475   China Life Insurance Co., Limited ADR
           (China)                                             23,975
   976   ING Groep N.V. ADR (Netherlands)                      43,110
                                                           ----------
                                                              104,592
                                                           ----------

OIL/GAS -- 7.1%
   507   BP Amoco plc ADR (Britain)                            34,020
   508   EnCana Corp. (Canada)                                 23,343
   358   PetroChina Co. Ltd. ADR (China)                       50,399
   394   Schlumberger Limited (United States)                  24,885
                                                           ----------
                                                              132,647
                                                           ----------


                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 2006 (continued)

INTERNATIONAL GROWTH PORTFOLIO


-----------------------------------------------------------------------
Shares                                                    Market Value
-----------------------------------------------------------------------


PHARMACEUTICALS -- 7.1%
 1,415   Dr. Reddy's Laboratories Ltd. ADR (India)         $   25,753
   696   GlaxoSmithKline plc ADR (Britain)                     36,721
   605   ICON plc ADR (Ireland)*                               22,809
   536   Roche Holding ADR (Switzerland)                       47,945
                                                           ----------
                                                              133,228
                                                           ----------

RAILROADS -- 1.2%
   531   Canadian National Railway Co. (Canada)                22,849
                                                           ----------

SEMICONDUCTORS -- 5.1%
   509   ADVANTEST CORP. ADR (Japan)                           29,217
 4,164   ARM Holdings plc ADR (Britain)                        30,397
 3,235   Taiwan Semiconductor Manufacturing Co. Ltd.
           ADR (Taiwan)                                        35,358
                                                           ----------
                                                               94,972
                                                           ----------

TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 13.8%
 1,043   America Movil ADR (Mexico)                            47,164
   820   BT Group plc ADR (United Kingdom)                     49,110
   525   China Mobile Ltd. ADR (Hong Kong)                     22,691
 1,323   Hutchison Telecommunications International
           Ltd. (Hong Kong)*                                   50,697
 1,819   Nokia Oyj ADR (Finland)                               36,962
   889   Telenor ASA ADR (Norway)                              50,166
                                                           ----------
                                                              256,790
                                                           ----------

TOOLS & HARDWARE -- 1.9%
 1,123   Makita Corp. ADR (Japan)                              34,925
                                                           ----------

UTILITIES -- 2.6%
   650   Veolia Environnement ADR (France)                     48,919
                                                           ----------

TOTAL COMMON STOCKS (COST $1,480,040)                       1,887,056
                                                           ----------

SHORT-TERM INVESTMENTS -- 0.3%

MONEY MARKET FUNDS -- 0.0%
   721   FBR Fund for Government Investors                        721
                                                           ----------

GOVERNMENT AGENCY OBLIGATIONS -- 0.3%
 5,000   Federal Farm Credit Discount Note 4.80% due
           1/02/07                                              4,997
                                                           ----------

TOTAL SHORT-TERM INVESTMENTS (COST $5,718)                      5,718
                                                           ----------

TOTAL INVESTMENTS -- 101.2%
  (COST $1,485,758)                                         1,892,774

Liabilities in Excess of Other Assets -- (1.2%)               (21,690)
                                                           ----------

NET ASSETS -- 100.0%                                       $1,871,084
                                                           ==========




-----------------

* Non-income producing.

ADR -- American Depositary Receipts



                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006



                                                                           INTERNATIONAL
                                                             TOP 20            GROWTH
                                                            PORTFOLIO        PORTFOLIO
                                                          ------------------------------


ASSETS
  Securities at Cost...................................   $  5,646,966       $1,485,758
                                                          ------------       ----------
  Securities at Value (Note 1).........................   $  6,255,170       $1,892,774
  Investment Income Receivable (Note 1)................          1,559            1,140
  Receivable for Securities Sold (Note 1)..............             --           49,827
  Receivable from Adviser..............................         26,543           25,196
  Other Assets.........................................          8,393           10,272
                                                          ------------       ----------
     Total Assets......................................      6,291,665        1,979,209
                                                          ------------       ----------
LIABILITIES
  Dividends/Income Payable.............................             --                5
  Payable for Securities Purchased (Note 1)............             --           49,948
  Payable for Shares Redeemed..........................         29,765           20,000
  Distribution Fees Payable (Note 3)...................          2,666              735
  Trustees Fee Payable.................................          4,500            4,500
  Professional Fees....................................         16,000           16,000
  Other Liabilities....................................         21,192           16,937
                                                          ------------       ----------
     Total Liabilities.................................         74,123          108,125
                                                          ------------       ----------
NET ASSETS.............................................   $  6,217,542       $1,871,084
                                                          ============       ==========
NET ASSETS CONSIST OF:
Paid-in Capital........................................   $ 17,817,742       $1,456,718
Accumulated Net Realized Gain (Loss) on Investments....    (12,208,404)           7,350
Net Unrealized Appreciation of Investments.............        608,204          407,016
                                                          ------------       ----------
NET ASSETS.............................................   $  6,217,542       $1,871,084
                                                          ============       ==========
PRICING OF SHARES
Net assets ............................................   $  6,217,542       $1,871,084
Shares of beneficial interest outstanding
  (unlimited number of shares authorized, no par
  value)...............................................        425,880          182,561
Net asset value, offering price and redemption price
  per share............................................   $      14.60       $    10.25




                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006


                                                                          INTERNATIONAL
                                                              TOP 20          GROWTH
                                                            PORTFOLIO       PORTFOLIO
                                                            ---------------------------


INVESTMENT INCOME
  Interest (Note 1)......................................   $   7,825       $   2,358
  Dividends(A) (Note 1)..................................      36,407          18,730
                                                            ---------       ---------
     Total Investment Income.............................      44,232          21,088
                                                            ---------       ---------

EXPENSES
  Investment Advisory Fee (Note 2).......................      85,050          13,555
  Accounting and Pricing Fees............................      82,566          82,566
  Distribution Plan Fees (Note 3)
     Class A Shares......................................      21,262           3,389
  Transfer Agent fees
     Class A Shares......................................      19,584           1,444
  Printing Expense.......................................      24,132          27,088
  Trustees' Fees.........................................      18,000          18,000
  Custodian Fees.........................................      16,629           9,987
  Legal Expense..........................................      12,500          12,500
  Registration Fees
     Class A Shares......................................      17,764          17,725
  Audit Fees.............................................      16,000          16,000
  Compliance Fees........................................         500              80
  Pricing Expense........................................         763           1,612
  Underwriting Fees (Note 3).............................       1,306             361
  Other Expenses.........................................       3,572           1,291
                                                            ---------       ---------
     Total Expenses......................................     319,628         205,598
     Less Expenses Reimbursed by Investment Adviser (Note
       2)................................................    (192,066)       (185,259)
                                                            ---------       ---------
       Net Expenses......................................     127,562          20,339
                                                            ---------       ---------
NET INVESTMENT INCOME (LOSS).............................     (83,330)            749
                                                            ---------       ---------
Net Realized Gain on Investments.........................     694,918          74,677
Change in Net Unrealized Appreciation/Depreciation of
  Investments............................................    (943,190)        212,024
                                                            ---------       ---------
NET GAIN (LOSS) ON INVESTMENTS...........................    (248,272)        286,701
                                                            ---------       ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.............................................   $(331,602)      $ 287,450
                                                            =========       =========

---------------------------------------------------------
 (A) Net of foreign tax withholding of:..................   $   1,437       $   1,938




                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



                                                        TOP 20             INTERNATIONAL GROWTH
                                                      PORTFOLIO                  PORTFOLIO
                                              --------------------------------------------------
                                                 FOR THE YEARS ENDED        FOR THE YEARS ENDED
                                                     DECEMBER 31,              DECEMBER 31,
                                              -------------------------   ----------------------
                                                  2006          2005         2006         2005
                                              -----------   -----------   ----------   ---------


FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss).............   $   (83,330)  $   (81,262)  $      749   $   4,099
  Net Realized Gain on Investment
     Transactions..........................       694,918     1,757,332       74,677      87,275
  Change in Net Unrealized
     Appreciation/Depreciation of
     Investments...........................      (943,190)     (925,958)     212,024       3,412
                                              -----------   -----------   ----------   ---------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations...........      (331,602)      750,112      287,450      94,786
                                              -----------   -----------   ----------   ---------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income:
       Class A Shares......................            --            --         (751)     (4,099)
  From Net Realized Gain:
       Class A Shares......................            --            --      (61,868)    (20,419)
                                              -----------   -----------   ----------   ---------
  Decrease in Net Assets Resulting from
     Distributions to Shareholders.........            --            --      (62,619)    (24,518)
                                              -----------   -----------   ----------   ---------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares:
       Class A Shares......................     3,946,265     9,619,137    1,095,954     887,460
  Reinvestment of Distributions:
       Class A Shares......................            --            --       61,344      22,138
  Cost of Shares Redeemed:**
       Class A Shares......................    (5,741,671)   (3,555,379)    (310,977)   (796,044)
       Class B Shares*.....................            --    (5,600,096)          --    (184,396)
       Class C Shares*.....................            --    (3,478,044)          --      (6,154)
                                              -----------   -----------   ----------   ---------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions...    (1,795,406)   (3,014,382)     846,321     (76,996)
                                              -----------   -----------   ----------   ---------
     TOTAL INCREASE (DECREASE) IN NET
       ASSETS..............................    (2,127,008)   (2,264,270)   1,071,152      (6,728)

NET ASSETS -- Beginning of Year............     8,344,550    10,608,820      799,932     806,660
                                              -----------   -----------   ----------   ---------
NET ASSETS -- End of Year..................   $ 6,217,542   $ 8,344,550   $1,871,084   $ 799,932
                                              ===========   ===========   ==========   =========
ACCUMULATED NET INVESTMENT INCOME (LOSS)...   $        --   $        --   $       --   $      --
                                              ===========   ===========   ==========   =========
SHARES
  Sold:
       Class A Shares......................       242,581       307,709      116,198     103,385
  Issued in Reinvestment of Distributions:
       Class A Shares......................            --            --        6,102       2,546
  Redeemed:
       Class A Shares......................      (404,051)     (267,698)     (32,565)    (91,657)
       Class B Shares*.....................            --      (179,082)          --     (24,818)
       Class C Shares*.....................            --      (103,991)          --        (827)
                                              -----------   -----------   ----------   ---------
     Net Increase (Decrease) in Shares.....      (161,470)     (243,062)      89,735     (11,371)
                                              ===========   ===========   ==========   =========

-------------------------------------------



  *  Represents the period from January 1, 2005 through April 24, 2005.
 ** Effective May 2, 2005, the cost of shares redeemed is net of the 2% redemption fee on Fund shares which have been held 60 days or less. For the period ended December 31, 2006, these fees were $1,233 and $161 for the Top 20 Portfolio and International Growth Portfolio, respectively. For the period ended December 31, 2005, these fees were $785 and $2 for the Top 20 Portfolio and International Growth Portfolio, respectively.


                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                   TOP 20
                                                                  PORTFOLIO
                                              ------------------------------------------------
                                                                   CLASS A
                                              ------------------------------------------------
                                                      FOR THE YEARS ENDED DECEMBER 31,
                                              ------------------------------------------------
                                               2006      2005      2004       2003       2002
                                              ------    ------    ------    -------    -------


PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Year.....   $14.21    $12.96    $12.54    $  8.86    $ 13.45
                                              ------    ------    ------    -------    -------
  Income (Loss) from Investment Operations:
     Net Investment Loss...................    (0.20)    (0.14)    (0.06)     (0.08)     (0.05)
     Net Realized and Unrealized Gain
       (Loss) on Investments...............     0.59      1.39      0.48       3.76      (4.54)
                                              ------    ------    ------    -------    -------
  Total from Investment Operations.........     0.39      1.25      0.42       3.68      (4.59)
                                              ------    ------    ------    -------    -------
  Paid-in Capital from Redemption Fees.....     0.00(A)     --        --         --         --
                                              ------    ------    ------    -------    -------
  Net Increase (Decrease) in Net Asset
     Value.................................     0.39      1.25      0.42       3.68      (4.59)
                                              ------    ------    ------    -------    -------
  Net Asset Value -- End of Year...........   $14.60    $14.21    $12.96    $ 12.54    $  8.86
                                              ======    ======    ======    =======    =======

TOTAL INVESTMENT RETURN*...................     2.74%     9.65%     3.35%     41.53%    (34.13)%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
  Expenses After Reimbursement.............     1.50%     1.50%     1.50%      1.50%      1.50%
  Expenses Before Reimbursement............     3.76%     4.09%     3.47%      2.96%      2.27%
  Net Investment Loss After Reimbursement..    (0.98)%   (0.83)%   (0.40)%    (0.63)%    (0.39)%
  Net Investment Loss Before
     Reimbursement.........................    (3.24)%   (3.42)%   (2.37)%    (2.09)%    (1.16)%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..................      196%      146%      118%       215%       207%
  Net Assets at End of Year (in
     thousands)............................   $6,218    $8,345    $7,095    $10,354    $10,513
  Number of Shares Outstanding at End of
     Year (in thousands)...................      426       587       547        825      1,187

-------------------------------------------



 (A) Less than $0.01

 * Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges which were in effect until April 25, 2005.


                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                             INTERNATIONAL GROWTH
                                                                   PORTFOLIO
                                              --------------------------------------------------
                                                                    CLASS A
                                              --------------------------------------------------
                                                       FOR THE YEARS ENDED DECEMBER 31,
                                              --------------------------------------------------
                                                2006       2005       2004      2003       2002
                                              -------    -------    -------    ------    -------


PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of Year.....   $  8.62    $  7.76    $  6.79    $ 5.08    $  5.74
                                              -------    -------    -------    ------    -------
  Income (Loss) from Investment Operations:
     Net Investment Income.................      0.01       0.04       0.01      0.10       0.02
     Net Realized and Unrealized Gain
       (Loss) on Investments...............      1.97       1.09       0.96      1.71      (0.66)
                                              -------    -------    -------    ------    -------
  Total from Investment Operations.........      1.98       1.13       0.97      1.81      (0.64)
                                              -------    -------    -------    ------    -------
  Distributions to Shareholders:
     From Net Investment Income............     (0.01)     (0.04)        --     (0.10)     (0.02)
     From Net Realized Gain................     (0.34)     (0.23)        --        --         --
                                              -------    -------    -------    ------    -------
  Total Distributions......................     (0.35)     (0.27)        --     (0.10)     (0.02)
                                              -------    -------    -------    ------    -------
  Paid-in Capital from Redemption Fees.....      0.00(A)      --         --        --         --
                                              -------    -------    -------    ------    -------
  Net Increase (Decrease) in Net Asset
     Value.................................      1.63       0.86       0.97      1.71      (0.66)
                                              -------    -------    -------    ------    -------
  Net Asset Value -- End of Year...........   $ 10.25    $  8.62    $  7.76    $ 6.79    $  5.08
                                              =======    =======    =======    ======    =======

TOTAL INVESTMENT RETURN*...................     23.01%     14.57%     14.29%    35.82%    (11.22)%

RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
  Expenses After Reimbursement.............      1.50%      1.50%      1.50%     1.50%      1.49%
  Expenses Before Reimbursement............     15.14%     25.80%     23.37%    11.33%     10.80%
  Net Investment Income (Loss) After
     Reimbursement.........................      0.06%      0.64%      0.10%    (0.02)%     0.36%
  Net Investment Loss Before
     Reimbursement.........................    (13.58)%   (23.66)%   (21.77)%   (9.85)%    (8.95)%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate..................        67%        75%        86%      161%        85%
  Net Assets at End of Year (in
     thousands)............................   $ 1,871    $   800    $   609    $  640    $ 1,111
  Number of Shares Outstanding at End of
     Year (in thousands)...................       183         93         79        94        219

-------------------------------------------



 (A) Less than $0.01
 * Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges which were in effect until April 25, 2005.


                       See Notes to Financial Statements.

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 2006

1. Significant Accounting Policies

       The Navellier Millennium Funds (the "Fund"), formerly known as the American Tiger Funds, are registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and are authorized to issue shares of beneficial interest. The Fund's objective is to achieve long-term capital growth. The Fund currently consists of two Portfolios, each with its own investment strategies and policies: the Top 20 Portfolio and the International Growth Portfolio, each a non-diversified open-end management investment company. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers Class A shares, which have been offered since September 30, 1998. On April 24, 2005, Class B and Class C were consolidated into Class A shares. Class A shares are purchased at net asset value per share. Prior to April 24, 2005 Class A shares were purchased at the public offering price which included a maximum sales charge of up to 4.95% (equal to 5.2% of the net asset value) depending on the size of the purchase. Income and expenses and realized and unrealized gains and losses of the Fund were allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees (Note 3). Effective May 2, 2005, the Fund charges a redemption fee of 2.00% of the amount redeemed if the shares sold were held for fewer than 60 days. Redemption fees are paid directly to the Fund. The following is a summary of significant accounting policies that the Fund follows:

          (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. All other securities and assets are valued at their fair value as determined in good faith by the investment advisor subject to the approval of the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Board of Trustees. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

          In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Navellier Millennium Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

          (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

          (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------

     any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

          (d) The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

       Investment advisory services are provided by Navellier & Associates, Inc., which employs the same investment advisory personnel, analysts and staff that it provided to Navellier Management Inc., the predecessor investment advisor (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.00% of the daily net assets of each Portfolio. In arriving at, and approving, this advisory fee, the Trustees considered among other factors the capability of the advisor, the reasonableness of the fee, the cost of providing these investment advisory services, the nature of the services provided, a comparison of fees paid to other advisors by other mutual funds for similar types of services, client relationships received by the advisor, the desirability of a different investment advisor and the advisor's willingness to limit reimbursement for payment of expenses it advanced for the Fund. Louis Navellier, an officer and trustee of the Fund is also an officer and director of the Adviser.

       The Adviser has agreed to limit the total normal expenses of each Portfolio's Class A to 1.50% of average annual net assets. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Top 20 Portfolio and the International Growth Portfolio totaling $192,066 and $185,259, respectively, for the twelve months ended December 31, 2006.

3. Distribution Plan

       IFS Fund Distributors, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. Prior to November 1, 2006, Navellier Securities, Inc. acted as the Distributor. The Distributor, which is the principal underwriter of the Fund's shares, renders its service to the Fund pursuant to a distribution agreement.

       The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of Class A, for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------

4. Securities Transactions

       For the year ended December 31, 2006, purchases and sales of securities (excluding short-term securities) were as follows:


                                                            INTERNATIONAL
                                               TOP 20           GROWTH
                                             PORTFOLIO        PORTFOLIO
                                            -----------     -------------


Purchases................................   $16,311,466       $1,696,078
                                            ===========       ==========
Sales....................................   $18,273,191       $  884,367
                                            ===========       ==========



5. Federal Income Taxes

       The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

       The tax character of distributions paid for the years ended December 31, 2006 and 2005 was as follows:


                                       2006                           2005
                            --------------------------     --------------------------
                            ORDINARY       LONG-TERM       ORDINARY       LONG-TERM
                             INCOME      CAPITAL GAINS      INCOME      CAPITAL GAINS
                            --------     -------------     --------     -------------


Top 20 Portfolio.........    $   --         $    --         $   --         $    --
International Growth
  Portfolio..............    $7,102         $55,517         $4,099         $20,419


       The following information is computed on a tax basis for each item for the year ended December 31, 2006:


                                                             INTERNATIONAL
                                               TOP 20            GROWTH
                                              PORTFOLIO        PORTFOLIO
                                            ------------     -------------


Gross Unrealized Appreciation............   $    745,011       $  412,735
Gross Unrealized Depreciation............       (136,807)         (11,382)
                                            ------------       ----------
Net Unrealized Appreciation..............        608,204          401,353
Capital Loss Carryforward................    (12,208,404)              --
Undistributed Ordinary Income............             --           13,013
                                            ------------       ----------
Total Accumulated Earnings (Deficit).....   $(11,600,200)      $  414,366
                                            ============       ==========
Cost of Investments for Federal Income
  Tax Purposes...........................   $  5,646,966       $1,491,421
                                            ============       ==========



       The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales. As of December 31, 2006, the Portfolios reclassified net investment losses on the Statement of Assets and Liabilities as follows:


                                      UNDISTRIBUTED
                                     NET INVESTMENT     CAPITAL      PAID-IN
                                         INCOME          GAINS       CAPITAL
                                     --------------     -------     --------


Top 20 Portfolio.................        $83,330          $--       $(83,330)
International Growth Portfolio...        $     2          $--       $     (2)


       Such reclassifications have no effect on the Funds' net assets or net asset value per share.

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------

       As of December 31, 2006, the Fund had the following capital loss carryforwards for federal income tax purposes:


                                              AMOUNT      EXPIRATION DATE
                                            ----------    ---------------


Top 20 Portfolio.........................   $8,317,406          2009
                                             3,626,476          2010
                                               264,522          2011


       During the year ended December 31, 2006, the Top 20 Portfolio utilized $642,680 of capital loss carryforwards.

       The remaining capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

       On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance requires implementing FIN 48 in fund NAV calculations no later than the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi-annual report on June 30, 2007. Management is in the process of determining the impact of adoption.

6. Borrowing Agreement

       The Funds have a short-term borrowing agreement with Custodial Trust Company, which may be drawn upon for temporary purposes. For each short-term borrowing, the Funds pledge collateral. At December 31, 2006, the Funds had no outstanding borrowings.

7. Commitments and Contingencies

       In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER MILLENNIUM FUNDS
RENO, NEVADA

       We have audited the accompanying statement of assets and liabilities of Navellier Millennium Top 20 Portfolio and Navellier Millennium International Growth Portfolio, each a series of shares of The Navellier Millennium Funds, including the portfolios of investments, as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with the standards of the Public Company Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged, to perform an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of its internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Navellier Millennium Top 20 Portfolio and Navellier Millennium International Growth Portfolio, each a series of shares of The Navellier Millennium Funds, as of December 31, 2006, the results of their operations for the year then ended , the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                        TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
FEBRUARY 19, 2007

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------
SCHEDULE OF SHAREHOLDER EXPENSES (UNAUDITED)

       As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and
(2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

       The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 through December 31, 2006).

ACTUAL EXPENSES

       The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2006" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                                                                                                   EXPENSES PAID
                                      NET EXPENSE   TOTAL RETURN                                     DURING THE
                                         RATIO       SIX MONTHS      BEGINNING         ENDING        SIX MONTHS
                                      ANNUALIZED        ENDED      ACCOUNT VALUE   ACCOUNT VALUE       ENDED
                                     DECEMBER 31,   DECEMBER 31,      JULY 1,       DECEMBER 31,    DECEMBER 31,
                                         2006           2006            2006            2006           2006*
                                     ------------   ------------   -------------   -------------   -------------


TOP 20 PORTFOLIO
  Class A Actual..................       1.50%          (0.48)%      $1,000.00       $  995.20         $7.54
  Class A Hypothetical............       1.50%           2.52%       $1,000.00       $1,017.64         $7.63
INTERNATIONAL GROWTH PORTFOLIO
  Class A Actual..................       1.50%          14.26%       $1,000.00       $1,142.60         $8.10
  Class A Hypothetical............       1.50%           2.52%       $1,000.00       $1,017.64         $7.63

----------------------------------



  * Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------
OTHER ITEMS (UNAUDITED)

CONSIDERATIONS IN APPROVING THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

       At a meeting held on November 13, 2006, the Board of Trustees (the "Board") of The Navellier Millennium Funds (the "Fund"), approved for the coming year, investment advisory agreements between the Fund and its various portfolios and Navellier and Associates, Inc. ("Investment Adviser") which would continue on the same terms and conditions as the Investment Advisory Agreements which were expiring between the portfolios and Navellier Management, Inc. with respect to the Navellier Top 20 Portfolio and the Navellier International Growth Portfolio (each a "Portfolio").

       In approving the continuation of the Advisory Agreement with respect to each Portfolio, the Investment Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the entry into and continuance of the Advisory Agreement is in the interests of each of the Portfolios and its shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Investment Adviser's revenues and costs of providing services to the Funds; and (4) information about the Investment Adviser's personnel.

       In approving the Portfolios' Advisory Agreement, the Board considered the following: (1) the nature, extent and quality of services provided to the Portfolios including the personnel providing services; (2) the Investment Adviser's compensation and profitability; (3) comparison of fees and performance with other advisers; (4) economies of scale; (5) the Investment Adviser's past and future willingness and agreement to waive reimbursement and cap expenses;
(6) the investors' choice and desire for the Investment Adviser's particular investment expertise and investment style; and (7) the terms of the Advisory Agreement. The Board's analysis of these factors is described in detail below.

       NATURE, EXTENT AND QUALITY OF INVESTMENT ADVISER SERVICES. The Board considered the level and depth of knowledge of the Investment Adviser, including the professional experience and qualifications of personnel. In evaluating the quality of services provided by the Investment Adviser, the Board took into account its familiarity with the Investment Adviser's senior management through Board meetings, discussions and reports during the preceding year. The Board took into account the Investment Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Investment Adviser's compliance policies and procedures. The quality of administrative and other services, including the Investment Adviser's role in coordinating the activities of the Portfolios' other service providers, was also considered. The Board also considered the Investment Adviser's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be continued to be provided to each of the Portfolios under the Advisory Agreement.

       INVESTMENT ADVISER'S COMPENSATION AND PROFITABILITY. The Board reviewed and discussed financial information provided by the Investment Adviser. The Board reviewed and considered the Investment Adviser's predecessor's profitability derived from its relationship with the Fund. The Board determined that the Investment Adviser is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Investment Company Act of 1940 and the advisory agreement. The Board noted that the Investment Adviser has agreed to waive advisory fees and reimburse expenses for the Portfolios indicated below, as had its predecessor. The Trustees also noted that the Investment Adviser derives reputational and other benefits from its association with the Portfolios.

       The Trustees recognized that the Investment Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Portfolio and the entrepreneurial risk that it assumes as Investment Adviser. Based upon their review, the Trustees concluded that the Investment Adviser's level of profitability, if any, from its relationship with each Portfolio was reasonable and not excessive.

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------

       EXPENSES AND PERFORMANCE. The Board compared the advisory fees and total expense ratios for the Portfolios with various comparative data, including the industry median and average advisory fees and expense ratios in each Portfolio's respective peer group. The Board also considered the Portfolios' performance results during the three-months, nine-months, 12-months, 3-years annualized and 5-years annualized ended September 30, 2006 and noted that the Board reviews on a quarterly basis detailed information about the Portfolios' performance results, portfolio composition and investment strategies. The Board also considered the effect of each Portfolio's growth and size on its performance and expenses. The Board further noted that the Investment Adviser's predecessor which consisted of the same personnel has waived advisory fees and/or reimbursed expenses for the Portfolios noted below as necessary to reduce their operating expenses to targeted levels. In reviewing the expense ratios and performance of the Portfolios, the Board also took into account the nature, extent and quality of the services provided by the Investment Adviser, its predecessor and affiliates.

       The Trustees considered, among other data, the specific factors and related conclusions set forth below with respect to each Portfolio:

       NAVELLIER TOP 20 PORTFOLIO. The Portfolio's advisory fee and total expense ratio were generally in line with those of its peer group. The Portfolio's performance by the same personnel of the Investment Adviser as of its predecessor was reviewed for short term and longer term periods. The performance was compared to performance of similar funds in its peer group, as identified by Morningstar. The Board found the short term performance to be lagging that of its peers, whereas the long term performance was considered acceptable. The Board took into account management's discussion of the Portfolio's performance and the quality of the Investment Adviser's predecessor's performance, including its plans to address the Portfolio's underperformance. Based upon their review, the Trustees concluded that the Portfolio's performance matters were being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Portfolio and the other factors considered. The Board noted that the Investment Adviser has agreed to voluntarily reimburse the Portfolio for a portion of the Portfolio's administration and other operating expenses.

       NAVELLIER INTERNATIONAL GROWTH PORTFOLIO. The Fund's advisory fee and total expense ratio were considered reasonable when compared to those of its peer group. The Portfolio's performance by the Adviser's predecessor was reviewed for short term and longer term periods. The performance was compared to performance of similar funds in its peer group, as identified by Morningstar. The Board found the short term and longer term performance to be acceptable. The Board took into account management's discussion of the Portfolio's performance and the quality of the Investment Adviser's personnel (which are the same as its predecessor's) and performance, including its plans to improve performance. Based upon their review, the Trustees concluded that the Portfolio's performance matters were being addressed and that the advisory fee was reasonable in light of the high quality of services received by the Portfolio and the other factors considered. The Board also noted the Fund's current asset levels and the fact that the Investment Adviser has agreed to voluntarily reimburse the Portfolio for a portion of the Portfolio's administration and other operating expenses.

       ECONOMIES OF SCALE. The Board considered the effect of each Portfolio's current size and potential growth on its performance and fees. The Board discussed the current level of asset growth of each Portfolio and acknowledged the willingness of the Investment Adviser to continue to reimburse the Portfolios until a certain expense ratio is reached. The Trustees also noted that if a Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than certain other expenses.

       CONCLUSION. In considering entering into these Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately with respect to each Portfolio. The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Investment Adviser, among others: (a) the Investment Adviser has demonstrated that it

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------

possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Investment Adviser maintains an appropriate compliance program; (c) the performance of each Portfolio by the same personnel is reasonable or satisfactory in relation to the performance of portfolios with similar investment objectives and to relevant indices, or as discussed above, is being addressed; and (d) each Portfolio's advisory expenses are reasonable in relation to those of similar portfolios and to the services to be provided by the Investment Adviser. After full consideration of the above factors, the Trustees, including all of the Independent Trustees, concluded that the current Advisory Agreement for each Portfolio was in the best interest of the Fund and its shareholders.

PROXY VOTING GUIDELINES

       Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

       The Trust files a complete listing of portfolio holdings for each Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website;
(ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling toll free 1-800-622-1386. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CLASS B AND CLASS C SHARE CONSOLIDATION

       On April 24, 2005, the Fund consolidated Class B shares and Class C shares into Class A shares of each Portfolio. Each share of Class B and Class C was exchanged for Class A share at a net asset value of $12.22 per share of the Top 20 Fund and $7.50 per share of the International Fund. This consolidation qualified as a tax-free exchange.

DIVIDENDS RECEIVED DEDUCTION

       For corporate shareholders of the International Growth Portfolio, 91% of the total ordinary income paid during the fiscal year ended December 31, 2006, qualifies for the corporate dividends received deduction.

DISTRIBUTIONS

       For the fiscal year ended December 31, 2006, International Growth Portfolio designated capital gains distributions pursuant to Section 852(b)(3) of the Internal Revenue Code as follows: long-term $60,414 and short-term $1,454.

                                                      NAVELLIER MILLENNIUM FUNDS

--------------------------------------------------------------------------------
SUPPLEMENTAL INFORMATION
(UNAUDITED)

Information pertaining to the Trustees and Officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request by calling (800) 887-8671.


----------------------------------------------------------------------------------------------
NAME
AGE                              NO. OF                                              OTHER
ADDRESS             TERM OF     FUNDS IN                                         TRUSTEESHIPS/
POSITION WITH      OFFICE AND    COMPLEX   PRINCIPAL OCCUPATION(S) DURING PAST   DIRECTORSHIPS
TRUST                TENURE     OVERSEEN                 5 YEARS                   BY TRUSTEE
---------------- ------------- ---------- ------------------------------------- --------------
Louis             Trustee and       2      Mr. Navellier is and has been the     None
Navellier*        President                CEO and Chief Investment Officer of
49                since                    Navellier & Associates, Inc., an
One East          September                investment management company since
Liberty           30, 1998                 1988; CEO and President of
Third Floor                                Navellier Management, Inc., an
Reno, NV 89501                             investment management company since
                                           May 10, 1993; CEO and President of
Trustee and                                Navellier International Management,
President                                  Inc., an investment management
                                           company, since May 10, 1993; CEO
                                           and President of Navellier
                                           Securities Corp. since May 10,
                                           1993; CEO and President of
                                           Navellier Fund Management, Inc., an
                                           investment management company,
                                           since November 30, 1995; and has
                                           been editor of the Emerging Growth
                                           newsletter (formerly MPT Review)
                                           from August 1987 to the present and
                                           was publisher and editor of the
                                           predecessor investment advisory
                                           newsletter OTC Insight, which he
                                           began in 1980 and wrote through
                                           July 1987. Mr. Navellier is also
                                           the editor of the Blue Chip Growth,
                                           Quantum Growth and Global Growth
                                           newsletters.
---------------- ------------- ---------- ------------------------------------- --------------
Barry Sander      Trustee           2      Currently retired as of December 1,   1
58                since                    1998, formerly he was the President
c/o Navellier     September                and CEO of Ursa Major Inc., a
Funds             30, 1998                 stencil manufacturing firm, and had
One East                                   been for the past nine years.
Liberty
Third Floor
Reno, NV 89501

Trustee
---------------- ------------- ---------- ------------------------------------- --------------
Joel Rossman      Trustee           2      Currently retired as of March 15,     1
57                since                    1998. Formerly he was President and
c/o Navellier     September                CEO of Personal Stamp Exchange,
Funds             30, 1998                 Inc., a manufacturer, designer and
One East                                   distributor of rubber stamp
Liberty                                    products. He had been President and
Third Floor                                CEO of Personal Stamp Exchange for
Reno, NV 89501                             the preceding 10 years.

Trustee
---------------- ------------- ---------- ------------------------------------- --------------
Jacques           Trustee           2      Professor of Business                 1
Delacroix         since                    Administration, Leavy School of
64                September                Business, Santa Clara University
c/o Navellier     30, 1998                 (1983- present).
Funds
One East
Liberty
Third Floor
Reno, NV 89501

Trustee
---------------- ------------- ---------- ------------------------------------- --------------
Arjen Kuyper*     Treasurer         2      Mr. Kuyper is COO and President of    None
50                since                    Navellier & Associates,  Inc. and
One East          September                has been since September 1, 1998.
Liberty           30, 1998                 Prior to that he was operations
Third Floor                                manager for Navellier & Associates,
Reno, NV 89501                             Inc. since 1992 and operations
                                           manager for Navellier Management,
Treasurer                                  Inc. and for Navellier Securities
                                           Corp., since 1993.
---------------- ------------- ---------- ------------------------------------- --------------


*Interested Trustee

Each Trustee will hold office until the Trust's next special meeting of shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

                 (This page has been left blank intentionally.)

TRANSFER AGENT                           DISTRIBUTOR                          INVESTMENT ADVISER

Integrated Investment Services, Inc.     IFS Fund Distributors, Inc.          Navellier & Associates, Inc.
P.O. Box 5354                            303 Broadway, Suite 1100             One East Liberty, Third Floor
Cincinnati, Ohio 45201                   Cincinnati, Ohio 45202               Reno, Nevada 89501

800-622-1386 E.S.T.                                                           800-887-8671 P.S.T.

Item 2. Codes of Ethics

         (a), (b) Registrant, The Navellier Millennium Funds, has a Code of Ethics. Navellier & Associates, Inc., the Registrant's Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Millennium Funds' principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Millennium Funds' principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Millennium Funds.

         (c), (d) There have been no material amendments to those Codes of Ethics during the last fiscal year.

         (e) N/A. See subparagraphs (c) and (d) above.

         (f) (3) The Navellier Millennium Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3. Audit Committee Financial Expert

         (a)(1)(i) The Navellier Millennium Funds has at least one audit committee financial expert serving on its audit committee.

         (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. Mr. Langsen was professor of financial economics at California State University at Hayward from 1979 - 1992 and has substantial experience teaching, reviewing and assessing companies' financial statements. The audit committee also has an interested audit committee financial expert who is Louis Navellier. Mr Navellier has been giving investment advice for over 20 years based in part on the review and assessment of companies' financial statements and has since 1994 reviewed and assessed the financial statements for the mutual funds he manages.

Item 4. Principal Accountant Fees and Services

         (a) Audit Fees. The aggregate fees billed to The Navellier Millennium Funds for each of the last two fiscal years for the audit of The Navellier Millennium Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2005 were $27,000. The aggregate fees for audit services for fiscal 2006 were $27,000.

         (b) Audit Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above were none for 2005 and none for 2006.

         (c) Tax Fees. The aggregate fees billed by The Navellier Millennium Funds' principal accountant for tax compliance, tax advice or tax planning for 2005 were $5,000 and for 2006 were $5,200.

         (d) All Other Fees. There were no other fees billed by The Navellier Millennium Funds' principal accountant for other services for 2005 or 2006.

         (e)(1) The audit committee's pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees and Arnold Langsen) approves the hiring of the accountant or accounting firm to perform the registrant's audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

       If there are any non audit services which the accountant or accounting firm perform for the registrant's investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

       (e)(2)  N/A

       (f) N/A

       (g) $9,000 for 2005
           $6,000 for 2006

       (h) See Item 4, paragraph (e)(1).

Item 5.    Audit Committee of Listed Registrants

      The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, (i.e., Louis G. Navellier, Barry Sander, Joel E. Rossman and Jacques Delacroix) and Arnold Langsen.

Item 6.    Reserved (See item 1)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        N/A

Item 8.    Portfolio management of Closed-End Management Investment Companies

       N/A

Item 9. Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchases

       N/A

Item 10.   Submission of Matters to a Vote of Security Holders.

           There were no changes to procedures for recommending nominees to the Board of Trustees.

Item 11.   Controls and Procedures

      (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 12.   Exhibits

      (a)(1) N/A The Codes of Ethics are available on request.

      (a)(2) A separate Certification by Louis Navellier is attached hereto as
Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as
Exhibit 2.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: March 9, 2007                         By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Executive Officer

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: March 9, 2007                         By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Executive Officer

                                            THE NAVELLIER MILLENNIUM FUNDS

Date: March 9, 2007                         By /s/ Louis G. Navellier
                                               ---------------------------------
                                                   Louis G. Navellier
                                                   Principal Financial Officer